Commitments and Contingencies - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended
Feb. 20, 2013
Loss Contingencies [Line Items]
Milestone Payment Fees	$ 100,000
Issue Of Convertible Common Stock As Per Licence Agreement	13,902
Expired Convertible Common Stock	21,250
Licensed Product [Member]
Loss Contingencies [Line Items]
Royalty Percent	2.50%
Discount On Royalty Percent	1.00%
Minimum Amount To Be Bought To Get Discount On Royalty	$ 150,000
Sublicensed Technology [Member]
Loss Contingencies [Line Items]
Royalty Percent	5.00%